Note 11 - Other Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
11—OTHER
ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2017	2016
Retirement indemnities	2,076	2,004
Provision for warranty costs	449	548
Accruals for payroll and associated taxes	611	1,311
Conditional government advances	1,039	267
Value added tax payable	125	182
Advances received from customers	108	115
Provision for Asset Retirement Obligation (Japan)	100	80
Provision for employee termination indemnities (Italy)	349	320
Others	360	307
Total	5,217	5,134
Less non-current portion	(3,681)	(2,818)
Current portion	1,536	2,316

We receive government conditional advances and grants for advanced research programs we conduct alone or in connection with other unrelated entities (mainly HECAM project) which are provided for and managed by French state-owned entities, and specifically “Banque Publique d’Investissement” (“Bpifrance”). We, alone or with other unrelated entities, enter into multi-year contractual arrangements for the financing of specific research programs. These arrangements consist of both grants and conditional advances which are paid in fixed instalments at predetermined contractual dates, subject generally to milestones based on progress of the research and documentation. Grants received are non-refundable. Conditional advances received are subject to a fixed
1.44%
interest rate. If and when the research program is considered a commercial success, contractual repayment is required. In addition, if we decide to stop the research program, the conditional advance may
be repayable. Grants that relate to expenses we incur for this research program are recognized in the line item “Research and Development Expenses” in the period in which the expenses subject to the grants have been incurred (see Note
19
).

Conditional advances as of
December 31, 2017,
mature as follows, should Research Program advances as per contract:

2018	-
2019	-
2020	-
2021	-
2022 and thereafter	1,039
Total	1,039

Changes in the provision for warranty costs are as follows:

	December 31,
	2017	2016
Beginning of year	548	576
Amount used during the year	(415)	(347)
New warranty expenses	316	319
End of year	449	548
Less current portion	(265)	(346)
Long term portion	184	201